Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Summary Computation of Consideration Transferred
The summary computation of consideration transferred is presented as follows (in thousands):

Consideration Transferred
Cash for outstanding Genius Sports equity shares	$264,471
Cash paid to retire Genius Sports’ debt	33,343
Transaction costs paid on behalf of Genius Sports	5,422

Total consideration transferred	$303,236

Summarizes the Fair Value of Assets Acquired and Liabilities
The following table summarizes the fair value of assets acquired and liabilities assumed on the closing date, with the excess recorded as goodwill (in thousands):

Fair Value of Assets Acquired	As of September 7, 2018
Cash and cash equivalents	$3,407
Accounts receivables, net	12,610
Contract assets	2,925
Prepaid expenses	1,917
Other current assets	427
Property and equipment, net	3,034
Intangible assets, net	129,772
Goodwill	185,030
Deferred tax asset	116
Other assets	1,480

Total assets acquired	$340,718
Accounts payable	5,643
Accrued expenses	9,672
Deferred revenue	7,669
Other current liabilities	1,625
Long-term debt	202
Deferred tax liability	12,671

Total liabilities assumed	$37,482

Consideration transferred	$303,236

Summary Components of Identifiable Intangible Assets
The following table sets forth the components of identifiable intangible assets acquired and their weighted average useful lives by major class of intangible assets as of the date of the acquisition (in thousands):

	Useful Lives	As of September 7, 2018
Data rights	10 years	$67,959
Technology	3 years	38,958
Marketing products	3 – 15 years	22,855

Total intangible assets subject to amortization		$129,772